UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000
                                                  ------------------------------
Check here if Amendment [ ]; Amendment Number:
                                                  ------------------------------
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Skyline Asset Management
                  --------------------------------------------------------------
Address:          311 South Wacker Drive
                  --------------------------------------------------------------
                  Suite 4500
                  --------------------------------------------------------------
                  Chicago, IL  60606
                  --------------------------------------------------------------

Form 13F File Number:  28-5324
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Stephen F. Kendall
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (312) 913-3997
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Stephen F. Kendall                  Chicago, IL                   7/31/2000
-----------------------------------     --------------------------    ----------
Signature                               City, State                   Date


Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[X]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
                                             ---------------

Form 13F Information Table Entry Total:      69
                                             ---------------

Form 13F Information Table Value Total:     $573,652
                                             ---------------
                                               (thousands)


List of Other Included Managers:

     No.            Form 13F File            Name
     ---            -------------            ----

      1             28-04975                 Affiliated Managers Group, Inc.

       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
AARON RENTS, INC.      COMMON      2535201   6,038    480,600                        X              1              358,100  122,500
ADVO INC.              COMMON      7585102   8,702    207,200                        X              1              154,300   52,900
ALBANY INTERNATIONAL   COMMON     12348108   5,745    396,205                        X              1              291,919  104,286
AMERICAN MANAGEMENT S  COMMON     27352103     200      6,100                        X              1                6,100        0
AMERIPATH INC.         COMMON     3071D109   5,621    633,300                        X              1              472,400  160,900
ANNTAYLOR STORES CORP. COMMON     36115103   8,960    270,500                        X              1              202,700   67,800
APAC TELESERVICES INC. COMMON      185E106   2,027    183,200                        X              1              136,300   46,900
APPLIED POWER INC.     COMMON     38225108  12,509    373,400                        X              1              278,900   94,500
ARROW ELECTRONICS, IN  COMMON     42735100  13,683    441,400                        X              1              328,000  113,400
ARTESYN TECHNOLOGIES   COMMON     43127109   7,112    255,700                        X              1              191,500   64,200
BANCWEST CORP.         COMMON     59790105   7,548    459,200                        X              1              338,300  120,900
BARNETT INC.           COMMON     68062108   5,926    578,100                        X              1              430,700  147,400
BELDEN INC.            COMMON     77459105  17,036    664,800                        X              1              494,800  170,000
BURNS INTL SERVICES C  COMMON    122374101   7,511    600,900                        X              1              443,100  157,800
CACI INTERNATIONAL IN  COMMON    127190304   5,932    304,200                        X              1              228,100   76,100
CEC ENTERTAINMENT INC  COMMON    125137109   9,761    380,900                        X              1              283,200   97,700
CHICAGO BRIDGE AND IR  COMMON    N19808109  10,049    684,200                        X              1              502,500  181,700
CNA SURETY CORP.       COMMON    12612L108   5,982    501,100                        X              1              370,700  130,400
CONMED CORP.           COMMON    207410101   5,987    231,400                        X              1              173,500   57,900
CSK AUTO CORP.         COMMON    125965103   6,351    839,800                        X              1              630,000  209,800
DEL MONTE FOODS CO.    COMMON    24522P103   6,090    893,900                        X              1              678,000  215,900
DELPHI FINANCIAL GROU  COMMON    247131105  10,496    309,273                        X              1              228,138   81,135
DENTSPLY INTERNATIONA  COMMON    249030107  11,454    371,700                        X              1              277,300   94,400
DISCOUNT AUTO PARTS I  COMMON    254642101   5,322    532,200                        X              1              393,400  138,800
EAST WEST BANCORP INC  COMMON    27579R104   7,939    552,200                        X              1              410,200  142,100
GALLAGHER ARTHUR J &   COMMON    363576109  13,024    310,100                        X              1              230,600   79,500


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
GILDAN ACTIVEWEAR INC  COMMON    375916103     570     15,500                        X              1               15,500        0
GUITAR CENTER INC.     COMMON    402040109   4,803    457,400                        X              1              340,500  116,900
HELLER FINANCIAL       COMMON    423328103  11,164    544,600                        X              1              406,700  137,900
HS RESOURCES INC.      COMMON    404297103   6,888    229,600                        X              1              168,800   60,800
HSB GROUP INC.         COMMON    40428N109   2,972     95,500                        X              1               70,300   25,200
IDEX CORP.             COMMON    45167R104  11,770    372,900                        X              1              279,600   93,300
IHOP CORP.             COMMON    449623107   8,978    536,000                        X              1              400,900  135,100
INGRAM MICRO INC.      COMMON    457153104  10,775    617,900                        X              1              461,100  156,800
INTERIM SERVICES INC.  COMMON    45868P100   7,778    438,200                        X              1              326,900  111,300
INTERNATIONAL MULTIFO  COMMON    460043102  10,156    586,600                        X              1              433,800  152,800
INTERPOOL, INC.        COMMON    46062R108  10,136  1,039,550                        X              1              771,950  267,600
INVACARE CORP.         COMMON    461203101  16,367    623,500                        X              1              465,800  157,700
ITT EDUCATIONAL SERVI  COMMON    45068B109   7,833    446,000                        X              1              328,400  117,600
ITT INDUSTRIES INC.    COMMON    450911102   6,819    224,500                        X              1              165,400   59,100
JACOBS ENGINEERING GR  COMMON    469814107  12,689    388,200                        X              1              289,300   98,900
KELLWOOD COMPANY       COMMON    488044108   6,684    316,400                        X              1              232,600   83,800
LANDSTAR SYSTEM, INC.  COMMON    515098101  10,108    169,700                        X              1              127,200   42,500
LSI INDUSTRIES INC.    COMMON    50216C108   6,092    401,100                        X              1              298,400  102,700
MAXTOR CORPORATION     COMMON    577729205   5,584    528,700                        X              1              388,800  139,900
MENS WEARHOUSE INC.    COMMON    587118100   6,854    307,200                        X              1              229,400   77,800
MICHAELS STORES INC.   COMMON    594087108   5,914    129,100                        X              1               96,600   32,500
NEUBERGER BERMAN       COMMON    641234109   8,049    173,100                        X              1              128,700   44,400
NEW ENGLAND BUSINESS   COMMON    643872104   7,373    453,700                        X              1              339,000  114,700
NEWFIELD EXPLORATION   COMMON    651290108   9,777    249,900                        X              1              184,000   65,900
O CHARLEYS INC.        COMMON    670823103  10,153    745,200                        X              1              560,250  184,950
OCEAN ENERGY INC.      COMMON    67481E106   9,784    689,600                        X              1              507,700  181,900


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
OLD REPUBLIC INTL COR  COMMON    680223104   8,862    537,100                        X              1              400,500  136,600
PENTAIR INC.           COMMON    709631105   7,838    220,800                        X              1              162,600   58,200
PIER 1 IMPORTS, INC.   COMMON    720279108   6,638    680,800                        X              1              509,700  171,100
POLARIS INDUSTRIES IN  COMMON    731068102  12,474    389,800                        X              1              288,200  101,600
POMEROY COMPUTER RES   COMMON    731822102   5,837    395,700                        X              1              294,400  101,300
RAYMOND JAMES FINANCI  COMMON    754730109  11,574    514,400                        X              1              385,300  129,100
RAYOVAC CORP.          COMMON    755081106   6,773    302,700                        X              1              225,400   77,300
RUBY TUESDAY INC.      COMMON    781182100  12,257    975,700                        X              1              730,300  245,400
SCHOOL SPECIALTY INC.  COMMON    807863105   6,909    372,200                        X              1              277,100   95,100
SHOPKO STORES INC.     COMMON    824911101   4,499    292,600                        X              1              215,400   77,200
SNAP ON TOOLS CORP.    COMMON    833034101   7,253    272,400                        X              1              200,300   72,100
STANCORP FINANCIAL GR  COMMON    852891100  12,520    389,734                        X              1              289,834   99,900
TECH DATA CORP.        COMMON    878237106  12,198    280,000                        X              1              209,000   71,000
TIDEWATER INC.         COMMON    886423102  12,236    339,900                        X              1              250,100   89,800
TRACTOR SUPPLY CO.     COMMON    892356106   6,941    419,100                        X              1              312,000  107,100
UNITED STATIONERS INC  COMMON    913004107   7,064    218,200                        X              1              161,200   57,000
UNIVERSAL FOODS CORP.  COMMON    913538104   8,704    470,500                        X              1              350,800  119,700
      TOTAL                                573,652